AMORTIZING INTANGIBLE ASSETS - Intangible Assets and Liabilities Subject to Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 459,818	$ 459,818	$ 468,852
Finite-Lived Intangible Assets, Accumulated Amortization	(235,742)	(227,540)	(195,436)
Finite-Lived Intangible Assets, Net	224,076	232,278	273,416
Favorable gas gathering contracts
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	24,195	24,195	24,195
Finite-Lived Intangible Assets, Accumulated Amortization	(15,359)	(15,125)	(13,905)
Finite-Lived Intangible Assets, Net	8,836	9,070	10,290
Contract intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	278,448	278,448	278,448
Finite-Lived Intangible Assets, Accumulated Amortization	(175,973)	(169,549)	(143,962)
Finite-Lived Intangible Assets, Net	102,475	108,899	134,486
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	157,175	157,175	166,209
Finite-Lived Intangible Assets, Accumulated Amortization	(44,410)	(42,866)	(37,569)
Finite-Lived Intangible Assets, Net	$ 112,765	$ 114,309	$ 128,640